Employee Benefits - Effects of One Percentage Point Change In Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Effect on service cost plus interest cost, 1% increase	$ 0.2
Effect on postretirement benefit obligation, 1% increase	4.1
Effect on service cost plus interest cost, 1% decrease	(0.2)
Effect on postretirement benefit obligation, 1% decrease	$ (3.4)